Vanguard International Explorer Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Market
			Value
		Shares	($000)
Common Stocks (95.3%)1
Australia (4.4%)
	Link Administration Holdings Ltd.	3,009,565	13,562
	Steadfast Group Ltd.	4,713,500	11,977
	Iluka Resources Ltd.	1,851,861	11,845
	Challenger Ltd.	1,968,400	11,654
	NRW Holdings Ltd.	5,096,437	10,484
	IPH Ltd.	1,614,300	9,772
^	Bingo Industries Ltd.	5,076,000	9,373
	James Hardie Industries plc	433,702	9,119
	oOh!media Ltd.	3,961,691	8,902
	Monadelphous Group Ltd.	673,441	7,781
	Bravura Solutions Ltd.	1,795,285	6,501
	Incitec Pivot Ltd.	2,922,883	6,346
^,*	Nufarm Ltd.	1,424,898	5,197
	Domain Holdings Australia Ltd.	1,950,679	4,888
	Ansell Ltd.	200,767	4,244
^	Costa Group Holdings Ltd.	1,243,546	2,263
			133,908
Austria (0.9%)
	Lenzing AG	93,506	7,390
	ANDRITZ AG	179,850	7,076
	Wienerberger AG	168,865	4,791
^	Porr AG	216,375	3,772
	Schoeller-Bleckmann Oilfield Equipment AG	63,088	2,900
	Palfinger AG	53,000	1,642
			27,571
Belgium (2.0%)
	Barco NV	131,989	32,819
	Cie d'Entreprises CFE	106,991	11,667
*	Galapagos NV	23,277	5,202
	Shurgard Self Storage SA	110,870	4,031
	Euronav NV	402,187	3,996
	Warehouses De Pauw CVA	125,909	3,599
			61,314
Brazil (0.4%)
	Odontoprev SA	1,339,100	5,522
	Linx SA	517,500	4,123
	Cogna Educacao	1,165,600	3,163
			12,808
China (2.7%)
	Shenzhou International Group Holdings Ltd.	696,100	9,202
2	A-Living Services Co. Ltd.	2,420,650	8,014
*,2	Tongcheng-Elong Holdings Ltd.	5,524,000	7,729
	Li Ning Co. Ltd.	2,588,000	7,558
	Shandong Weigao Group Medical Polymer Co. Ltd.	5,272,000	6,287
*	New Oriental Education & Technology Group Inc. ADR	49,020	5,958
	BEST Inc. ADR	1,056,700	5,611
	Haitian International Holdings Ltd.	2,547,000	5,507

2	Wuxi Biologics Cayman Inc.	412,000	5,211
	HUYA Inc. ADR	248,100	4,436
	Huazhu Group Ltd. ADR	120,164	4,146
	Nexteer Automotive Group Ltd.	5,003,000	3,678
	51job Inc.	50,364	3,634
^,* Baozun Inc.		116,975	3,522
2	Topsports International Holdings Ltd.	2,076,000	2,548
			83,041
Denmark (1.4%)
	Royal Unibrew A/S	218,877	20,808
	Topdanmark A/S	396,483	18,753
	SimCorp A/S	35,300	3,913
*,§	OW Bunker A/S	1,000,000	—
			43,474
Finland (0.3%)
	Metso Oyj	144,825	5,139
*	Outotec Oyj	737,607	4,241
			9,380
France (8.4%)
	Rubis SCA	679,608	41,978
	Teleperformance	99,751	25,027
	Elis SA	1,262,970	24,593
	Nexity SA	448,096	21,633
	Trigano SA	214,204	20,312
	Kaufman & Broad SA	402,540	17,052
	Orpea	128,000	16,665
*	Ubisoft Entertainment SA	211,277	16,024
*	ID Logistics Group	52,074	10,182
*	SOITEC	107,481	10,103
	Gaztransport Et Technigaz SA	82,500	8,339
	Imerys SA	187,478	8,093
2	Maisons du Monde SA	595,238	7,889
^,*,2 SMCP SA		901,044	7,796
2	Elior Group SA	434,553	6,092
*	Virbac SA	24,168	5,916
^	Tikehau Capital SCA	222,747	5,675
*	Innate Pharma SA	341,522	2,393
	LISI	47,700	1,451
			257,213
Germany (6.4%)
*	HelloFresh SE	1,226,301	29,191
	Stabilus SA	341,407	20,741
	Grand City Properties SA	805,000	20,632
^	S&T AG (XETR)	665,853	17,875
	Aroundtown SA	1,517,943	14,370
2	Befesa SA	325,500	12,591
	Deutsche Wohnen SE	268,782	11,372
	New Work SE	33,576	10,983
	CTS Eventim AG & Co. KGaA	146,300	9,098
	Wacker Chemie AG	125,683	9,020
	STRATEC SE	126,143	8,937
	Stemmer Imaging AG	254,842	7,405
	Nemetschek SE	94,200	6,390
	Gerresheimer AG	52,444	4,149
	SAF-Holland SA	576,338	4,000
	MorphoSys AG	31,100	3,879

	S&T AG (XWBO)	141,473	3,801
^	Jumia Technologies AG ADR	134,391	806
			195,240
Hong Kong (1.3%)
	Techtronic Industries Co. Ltd.	1,631,000	13,014
	ASM Pacific Technology Ltd.	856,700	11,544
^	Value Partners Group Ltd.	11,807,000	6,350
	Johnson Electric Holdings Ltd.	2,646,625	5,844
2	Crystal International Group Ltd.	9,975,500	3,476
			40,228
India (0.8%)
	Apollo Hospitals Enterprise Ltd.	446,608	10,361
	Gujarat Pipavav Port Ltd.	6,724,221	8,224
	Container Corp. Of India Ltd.	615,217	4,895
			23,480
Ireland (2.3%)
	Dalata Hotel Group plc	4,480,012	22,619
	Smurfit Kappa Group plc	353,451	12,223
	Flutter Entertainment plc	97,419	11,047
	Irish Continental Group plc	1,792,600	9,307
	Kingspan Group plc	141,545	8,730
	Glanbia plc (XDUB)	289,779	3,376
	Glanbia plc (XLON)	132,020	1,554
			68,856
Italy (8.0%)
	Cerved Group SPA	3,421,131	33,535
	Recordati SPA	506,193	21,660
	Banca Generali SPA	557,757	17,730
	Autogrill SPA	1,753,555	17,047
	Interpump Group SPA	598,212	16,868
	FinecoBank Banca Fineco SPA	1,406,400	16,456
	Salvatore Ferragamo SPA	749,869	13,835
2	doValue SPA	1,000,000	13,083
	DiaSorin SPA	102,113	12,555
2	Anima Holding SPA	2,448,236	11,605
2	Nexi SPA	803,688	11,396
	Amplifon SPA	354,100	10,069
	PRADA SPA	2,528,800	9,696
	IMA Industria Macchine Automatiche SPA	119,639	7,807
	Brunello Cucinelli SPA	196,596	7,128
	Maire Tecnimont SPA	2,513,562	6,482
	Buzzi Unicem SPA	190,094	4,439
^,*,2 OVS SPA		2,231,966	4,248
^	Tod's SPA	83,838	3,389
	Tamburi Investment Partners SPA	413,634	3,118
2	Piovan SPA	325,000	2,119
	Datalogic SPA	60,700	1,052
			245,317
Japan (26.0%)
	Zenkoku Hosho Co. Ltd.	657,055	28,111
	Nabtesco Corp.	863,500	24,743
	Disco Corp.	98,900	22,781
	Nippon Shinyaku Co. Ltd.	253,070	22,437
	GMO internet Inc.	907,900	17,404
	SBI Holdings Inc.	750,400	17,395

Daifuku Co. Ltd.	288,000	17,341
SCSK Corp.	318,600	17,076
Nifco Inc.	611,000	16,011
Sumitomo Forestry Co. Ltd.	1,139,000	15,816
Kureha Corp.	276,100	15,487
Nippon Densetsu Kogyo Co. Ltd.	717,000	15,157
ABC-Mart Inc.	231,900	14,878
Glory Ltd.	496,300	14,156
Ai Holdings Corp.	831,200	14,134
Aica Kogyo Co. Ltd.	449,300	14,025
Toyo Tire Corp.	1,098,800	13,735
Digital Garage Inc.	374,300	13,649
Trusco Nakayama Corp.	553,800	12,883
Koito Manufacturing Co. Ltd.	288,100	12,503
en-japan Inc.	311,600	12,380
Sugi Holdings Co. Ltd.	234,200	11,734
JGC Holdings Corp.	806,300	11,583
Tsuruha Holdings Inc.	89,800	10,992
Kobe Bussan Co. Ltd.	270,200	10,343
Musashi Seimitsu Industry Co. Ltd.	874,500	10,215
Sushiro Global Holdings Ltd.	118,600	9,953
NEC Networks & System Integration Corp.	262,700	9,819
Yokogawa Bridge Holdings Corp.	508,600	9,540
TechnoPro Holdings Inc.	143,600	9,509
Kyudenko Corp.	325,830	9,404
^ Katitas Co. Ltd.	219,400	8,815
Shinmaywa Industries Ltd.	675,600	8,779
Nippon Gas Co. Ltd.	270,600	8,557
Horiba Ltd.	138,000	8,536
Asics Corp.	563,200	8,228
Kyowa Exeo Corp.	327,200	8,168
Hazama Ando Corp.	992,600	8,122
KH Neochem Co. Ltd.	361,200	7,774
Elecom Co. Ltd.	191,600	7,725
^ Aruhi Corp.	463,600	7,543
Mirait Holdings Corp.	501,700	7,492
Kissei Pharmaceutical Co. Ltd.	263,000	7,401
Ichigo Inc.	1,895,330	7,111
IHI Corp.	297,724	7,051
Kyoritsu Maintenance Co. Ltd.	175,700	7,031
JSP Corp.	400,500	6,980
OBIC Business Consultants Co. Ltd.	176,500	6,759
Miura Co. Ltd.	193,300	6,696
Tokyo Ohka Kogyo Co. Ltd.	159,180	6,595
Nitta Corp.	233,500	6,534
Daibiru Corp.	525,700	6,471
Asahi Intecc Co. Ltd.	232,706	6,412
MISUMI Group Inc.	253,300	6,285
Sanwa Holdings Corp.	586,990	6,175
Japan Airport Terminal Co. Ltd.	133,700	6,162
Iriso Electronics Co. Ltd.	161,400	6,110
Harmonic Drive Systems Inc.	132,300	5,887
Pigeon Corp.	165,800	5,851
EPS Holdings Inc.	481,100	5,730
Arcs Co. Ltd.	304,500	5,357
Ulvac Inc.	145,600	5,252
NGK Insulators Ltd.	295,400	4,953

	Kenedix Inc.	944,800	4,753
	Kanto Denka Kogyo Co. Ltd.	510,900	4,713
	Ship Healthcare Holdings Inc.	103,200	4,627
	DMG Mori Co. Ltd.	326,800	4,502
	Maeda Corp.	470,200	4,488
	Tsubaki Nakashima Co. Ltd.	380,600	4,458
	Ferrotec Holdings Corp.	594,600	4,367
	THK Co. Ltd.	174,700	4,355
	Nihon Parkerizing Co. Ltd.	417,800	4,333
	Fukushima Galilei Co. Ltd.	120,300	4,310
	Obara Group Inc.	133,100	4,223
	Jamco Corp.	329,600	4,075
	Bank of Kyoto Ltd.	100,800	4,029
	Warabeya Nichiyo Holdings Co. Ltd.	235,200	3,879
*	M&A Capital Partners Co. Ltd.	121,500	3,785
	Mani Inc.	150,600	3,780
	Shinko Electric Industries Co. Ltd.	315,700	3,706
^	Nittoku Co. Ltd.	112,700	3,683
^	UT Group Co. Ltd.	144,300	3,596
	San-In Godo Bank Ltd.	653,100	3,582
	CKD Corp.	221,800	3,510
	Tri Chemical Laboratories Inc.	35,500	3,369
	TPR Co. Ltd.	196,500	3,216
	Ibiden Co. Ltd.	134,800	3,105
	Modec Inc.	133,000	2,934
	Alps Alpine Co. Ltd.	161,100	2,892
	PALTAC Corp.	56,200	2,630
	Nihon M&A Center Inc.	87,700	2,509
	H2O Retailing Corp.	269,900	2,447
	ZOZO Inc.	133,217	2,219
	Hitachi Transport System Ltd.	77,200	2,216
	Tokyo Kiraboshi Financial Group Inc.	130,745	1,498
	Tsutsumi Jewelry Co. Ltd.	58,500	1,134
	Kumiai Chemical Industry Co. Ltd.	133,300	1,022
	Freee KK	16,500	477
			796,158
Mexico (0.8%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,122,263	13,871
	Regional SAB de CV	1,065,900	6,104
	Megacable Holdings SAB de CV	1,136,000	4,227
			24,202
Netherlands (3.3%)
	TKH Group NV	356,851	18,865
*,2	Basic-Fit NV	325,265	12,034
2	Marel HF	2,388,350	11,252
	IMCD NV	121,474	10,489
2	NIBC Holding NV	1,142,685	10,459
	SIF Holding NV	698,054	10,300
	Van Lanschot Kempen NV	435,494	9,248
^	AMG Advanced Metallurgical Group NV	354,825	8,068
	BE Semiconductor Industries NV	181,070	7,666
*	OCI NV	140,704	2,424
			100,805

New Zealand (0.3%)
	Fletcher Building Ltd.	2,339,446	8,350

Norway (1.5%)
	Kongsberg Gruppen ASA	1,525,405	23,673
	Borregaard ASA	868,467	8,304
	Tomra Systems ASA	250,000	7,359
2	Elkem ASA	2,930,363	7,335
			46,671
Singapore (0.1%)
	Venture Corp. Ltd.	303,000	3,578

South Africa (0.2%)
	Reinet Investments SCA	265,904	5,440

South Korea (0.9%)
	Nexen Tire Corp.	898,702	6,087
	Douzone Bizon Co. Ltd.	60,541	4,537
	Medy-Tox Inc.	15,992	4,293
	Hankook Tire & Technology Co. Ltd.	157,743	3,764
	Korea Aerospace Industries Ltd.	133,561	3,339
	Hansol Chemical Co. Ltd.	34,100	3,100
	Hanon Systems	326,781	2,863
			27,983
Spain (1.8%)
	Prosegur Cia de Seguridad SA	2,694,855	10,627
*,2	Aedas Homes SA	440,858	9,983
	Melia Hotels International SA	1,082,911	8,697
2	Prosegur Cash SA	5,000,000	8,516
	Viscofan SA	142,100	7,565
	CIE Automotive SA	299,257	6,567
2	Global Dominion Access SA	320,174	1,172
			53,127
Sweden (3.2%)
	Loomis AB Class B	522,083	18,905
	Nordic Entertainment Group AB Class B	541,500	16,431
^	Intrum AB	516,600	14,313
	Arjo AB	2,791,495	13,372
2	Bravida Holding AB	882,251	8,042
	Nibe Industrier AB	461,913	8,006
	Husqvarna AB	832,108	6,271
	Modern Times Group MTG AB Class B	371,000	3,698
	Karnov Group AB	633,300	3,446
	Cellavision AB	83,648	2,895
	Troax Group AB	139,700	1,894
2	Alimak Group AB	51,900	712
			97,985
Switzerland (2.1%)
	OC Oerlikon Corp. AG	1,815,369	19,335
	Dufry AG	141,898	12,301
	Logitech International SA	204,436	9,158
	Comet Holding AG	71,427	9,128
	Julius Baer Group Ltd.	136,756	6,833
2	VAT Group AG	36,900	5,570

Ascom Holding AG	227,600	2,253
		64,578
Taiwan (1.6%)
Chroma ATE Inc.	4,325,400	21,095
Ennoconn Corp.	1,221,763	9,070
Delta Electronics Inc.	1,262,000	5,896
CTCI Corp.	4,336,000	5,405
Nien Made Enterprise Co. Ltd.	635,000	5,143
Realtek Semiconductor Corp.	385,000	3,093
		49,702
United Arab Emirates (0.0%)
* Lamprell plc	1,050,000	468

United Kingdom (14.0%)
Melrose industries plc	5,612,500	17,201
Bodycote plc	1,508,400	17,023
B&M European Value Retail SA	3,242,853	15,549
Dunelm Group plc	950,000	14,556
Electrocomponents plc	1,628,100	14,223
Restaurant Group plc	8,127,606	13,811
SSP Group plc	1,600,000	13,580
Hill & Smith Holdings plc	643,377	12,036
Abcam plc	628,691	11,557
Tyman plc	3,187,777	11,458
Keller Group plc	973,410	10,710
Cranswick plc	225,000	10,607
Volution Group plc	3,319,006	10,593
Halma plc	380,000	10,548
Pets At Home Group plc	2,780,000	10,337
Dechra Pharmaceuticals plc	260,000	9,743
Elementis plc	5,676,125	9,567
2 ConvaTec Group plc	3,405,149	9,329
Telecom Plus plc	455,000	9,059
2 Auto Trader Group plc	1,212,500	8,947
IG Group Holdings plc	1,010,000	8,844
IWG plc	1,500,000	8,732
Grainger plc	2,151,052	8,399
Keywords Studios plc	510,300	8,280
UDG Healthcare plc	784,600	7,761
Renishaw plc	147,824	7,739
Howden Joinery Group plc	838,200	7,604
Cairn Homes plc	5,554,125	7,523
Redrow plc	700,000	7,336
Jupiter Fund Management plc	1,425,300	7,231
Genus plc	175,769	7,141
Segro plc	590,000	7,085
2 Trainline plc	1,118,200	6,957
Polypipe Group plc	966,600	6,899
QinetiQ Group plc	1,400,000	6,504
LondonMetric Property plc	2,150,000	6,464
Next plc	70,500	6,407
HomeServe plc	320,000	5,407
Rhi Magnesita NV	123,109	5,182
Ultra Electronics Holdings plc	172,993	5,152
^ Cineworld Group plc	2,040,000	4,762
Investec plc	835,000	4,607

	Hikma Pharmaceuticals plc			185,103	4,470
	Great Portland Estates plc			313,493	3,853
	Workspace Group plc			239,266	3,838
	Derwent London plc			70,664	3,829
	James Fisher & Sons plc			141,368	3,677
	Northgate plc			900,000	3,163
	Photo-Me International plc			2,622,065	3,103
	Clarkson plc			75,200	2,896
	Vesuvius plc			436,161	2,505
	Hunting plc			601,372	2,428
	Superdry plc			480,000	2,423
					428,635
United States (0.2%)
2	Samsonite International SA			2,707,300	5,055

Total Common Stocks (Cost $2,610,809)					2,914,567

		Coupon
Temporary Cash Investments (7.1%)1
Money Market Fund (6.6%)
3,4	Vanguard Market Liquidity Fund	1.730%		2,025,548	202,596

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.4%)
	Goldman Sachs & Co.
	(Dated 01/31/20, Repurchase Value
	$12,302,000 collateralized by Federal
	Home Loan Mortgage Corp. 2.500%-
	7.000%, 11/01/28-1/1/50, Federal Home
	Loan Mortgage Assn. 2.500%-9.00%,
	10/01/26-2/01/49, and Government National
	Mortgage Assn. 3.500%, 3/20/45-4/20/45,
	with a value of $12,546,000)	1.580%	2/3/20	12,300	12,300

U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.521%	4/2/20	2,750	2,743
5	United States Treasury Bill	1.506%	4/9/20	300	299
5	United States Treasury Bill	1.543%	4/16/20	352	351
					3,393
Total Temporary Cash Investments (Cost $218,261)					218,289
Total Investments (102.4%) (Cost $2,829,070)					3,132,856
Other Assets and Liabilities-Net (-2.4%)3,5,6					(72,967)
Net Assets (100%)					3,059,889

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,337,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 4.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $209,160,000, representing 6.8% of net assets.

3 Collateral of $83,107,000 was received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $3,393,000 and cash of $463,000 have been segregated as initial margin for open futures contracts.
6 Cash of $410,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

							($000)
							Value and
				Number of			Unrealized
				Long (Short)	Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index		March 2020		172	26,652		(733)
Dow Jones EURO STOXX 50 Index		March 2020		547	22,076		(706)
S&P ASX 200 Index		March 2020		130	15,129		123
FTSE 100 Index		March 2020		146	13,915		(542)
							(1,858)

Forward Currency Contracts
	Contract				Unrealized		Unrealized
	Settlement	Contract Amount (000)			Appreciation		(Depreciation)
Counterparty	Date		Receive	Deliver		($000)	($000)

Goldman Sachs International	4/2/20	AUD	29,974	USD	20,617	-	(529)

Goldman Sachs International	4/2/20	JPY	2,011,440	USD	18,486	143	-

Goldman Sachs International	4/2/20	EUR	14,680	USD	16,372	-	(27)

Royal Bank of Canada	4/2/20	JPY	1,764,600	USD	16,205	137	-

BNP Paribas	4/2/20	EUR	14,430	USD	16,166	-	(100)

Barclays Bank plc	4/2/20	JPY	1,484,263	USD	13,753	-	(7)

JPMorgan Chase Bank, N.A.	4/2/20	EUR	12,411	USD	13,742	76	-
Toronto-Dominion Bank	4/2/20	GBP		USD

International Explorer Fund

			8,857		11,856	-	(141)
Goldman Sachs International	4/2/20	GBP	7,073	USD	9,226	129	-
Royal Bank of Canada	4/2/20	GBP	6,175	USD	8,091	76	-
BNP Paribas	4/2/20	AUD	11,548	USD	7,952	-	(213)
Credit Suisse International	3/16/20	JPY	856,250	USD	7,936	-	(14)
Barclays Bank plc	4/2/20	AUD	6,593	USD	4,539	-	(120)
Royal Bank of Canada	4/2/20	USD	8,572	JPY	933,455	-	(74)
JPMorgan Chase Bank, N.A.	4/2/20	USD	7,848	AUD	11,364	232	-
JPMorgan Chase Bank, N.A.	4/2/20	USD	5,801	EUR	5,176	39	-
UBS AG	4/2/20	USD	5,021	EUR	4,486	27	-
JPMorgan Chase Bank, N.A.	4/2/20	USD	4,712	JPY	512,700	-	(36)
Royal Bank of Canada	4/2/20	USD	4,589	AUD	6,649	134	-
JPMorgan Chase Bank, N.A.	4/2/20	USD	4,479	JPY	481,880	16	-
JPMorgan Chase Bank, N.A.	4/2/20	USD	3,827	GBP	2,930	-	(48)
Goldman Sachs International	4/2/20	USD	3,815	JPY	415,560	-	(34)
Royal Bank of Canada	4/2/20	USD	3,705	EUR	3,308	21	-
JPMorgan Chase Bank, N.A.	4/2/20	USD	3,360	EUR	3,041	-	(26)
Royal Bank of Canada	4/2/20	USD	2,754	GBP	2,105	-	(29)
Toronto-Dominion Bank	4/2/20	USD	2,538	JPY	277,680	-	(34)
Goldman Sachs International	4/2/20	USD	2,064	GBP	1,570	-	(13)
Toronto-Dominion Bank	4/2/20	USD	1,562	EUR	1,402	-	-

International Explorer Fund

Goldman Sachs International	4/2/20	USD	1,509	EUR	1,344	13	-
Royal Bank of Canada	4/2/22	USD	1,366	GBP	1,020	12	-
Citibank, N.A.	4/2/20	USD	1,287	AUD	1,874	31	-
Goldman Sachs International	4/2/20	USD	1,127	EUR	1,015	-	(3)
Royal Bank of Canada	3/16/20	USD	1,115	JPY	120,330	1	-
Toronto-Dominion Bank	4/2/20	USD	992	GBP	759	-	(12)
Goldman Sachs International	4/2/20	USD	843	AUD	1,230	19	-
State Street Bank & Trust Co.	4/2/20	USD	491	GBP	375	-	(5)
Toronto-Dominion Bank	4/2/20	USD	360	AUD	526	8	-
						1,114	(1,465)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

International Explorer Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S.
dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund

International Explorer Fund

cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default
(including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	65,123	2,849,444	—
Temporary Cash Investments	202,596	15,693	—
Futures Contracts—Assets[1]	104	—	—
Futures Contracts—Liabilities[1]	(1,412)	—	—
Forward Currency Contracts—Assets	—	1,114	—
Forward Currency Contracts—Liabilities	—	(1,465)	—
Total	266,411	2,864,786	—

International Explorer Fund

1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All
World ex-US Small-
Cap ETF	22,452	—	23,530	3,677	(2,599)	34	—	—
Vanguard Market
Liquidity Fund	173,092	NA1	NA1	8	13	396	—	202,596
Total	195,544			3,685	(2,586)	430	—	202,596

1Not applicable—purchases and sales are for temporary cash investment purposes.